Note 7 - Pension, Post-Retirement and Post-Employment Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension, Post-Retirement and Post-Employment Plans
PENSION, POST-RETIREMENT AND POST-EMPLOYMENT PLANS

The Company has multiple deferred compensation arrangements, which are described below.  The Company has defined benefit pension plans for certain domestic and foreign employees, a SERP (supplemental executive retirement plan) for executive officers and a post-employment benefits program for certain domestic employees.  Aggregate amounts charged to earnings for these plans by the Company for the year ended December 31, 2014 and the Successor and Predecessor 2013 Periods was ($2.1) million, ($2.7) million and $3.5 million, respectively.  In connection with the MacDermid Acquisition as discussed in Note 2, the Pension Plan was closed to new participants.  Credited service was frozen for all grandfathered employees. Credited service, average monthly compensation, final average compensation, and covered compensation were frozen for all non-grandfathered employees.  The action resulted in a curtailment gain of $3.0 million, which was recorded in the Successor 2013 Period.  For the year ended December 31, 2012, $3.2 million was charged to earnings.

Domestic Defined Benefit Pension Plan

The Pension Plan is a non-contributory domestic defined benefit pension plan.  It provides retirement benefits based upon years of service and compensation levels.  At December 31, 2014 and 2013, the projected benefit obligation for the Pension Plan was $150.5 million and $131.3 million, respectively.  The measurement date used to determine pension and other post-retirement benefits was December 31, 2014 and 2013, at which time the minimum contribution level for the following year was determined.  The Company does not currently expect contributions will be required in 2015 or in each of the four years thereafter.

An investment committee, appointed by the Board, manages Pension Plan assets in accordance with the Pension Plan’s investment policies.  The Company’s investment policies incorporate an asset allocation strategy that emphasizes the long-term growth of capital and acceptable asset volatility as long as it is consistent with the volatility of the relevant market indexes.  The investment policies attempt to achieve a mix of approximately 75% of plan investments for long-term growth and 25% for near-term benefit payments.  The Company believes this strategy is consistent with the long-term nature of plan liabilities and ultimate cash needs of the plans.   Plan assets consist primarily of corporate bond mutual funds, limited partnership interests, listed stocks and cash.  The corporate bond mutual funds held by the Pension Plan include primarily corporate bonds from companies from diversified industries located in the U.S.  The listed stocks are investments in large-cap and mid-cap companies located in the U.S.  The limited partnership funds primarily include listed stocks located in the U.S.  The weighted average asset allocation of the Pension Plan was 25% equity securities, 58% limited partnership interests and managed equity funds, 9% bond mutual fund holdings and 8% cash at December 31, 2014.  As of December 31, 2013, the weighted average asset allocation of the Pension Plan was 22% equity securities, 65% limited partnership interests and managed equity funds, 9% bond mutual fund holdings and 4% cash.

Actual pension expense and future contributions required to fund the Pension Plan will depend on future investment performance, changes in future discount rates, the level of contributions the Company makes and various other factors related to the populations participating in the Pension Plan.  The Company will re-evaluate the Pension Plan’s actuarial assumptions, on an annual basis including the expected long-term rate of return on assets and discount rate, and will adjust the assumptions as necessary to ensure proper funding levels are maintained so the Pension Plan can meet its obligations as they become due.

Supplemental Executive Retirement Plan

The Company sponsors a SERP that entitles certain executive officers to the difference between the benefits actually paid to them and the benefits they would have received under the Pension Plan were it not for certain restrictions imposed by the Internal Revenue Service Code, which relate to the amount of annual compensation which may be taken into account in determining benefits under the SERP.  Covered compensation under the SERP includes an employee’s annual salary and bonus.  At December 31, 2014 and 2013, the projected benefit obligation under the SERP was $7.1 million and $6.1 million, respectively.

Foreign Pension Plans

The Company has a U.K. Pension Plan, which represents retirement and death benefit plans covering employees in the U.K.  The U.K. Pension Plan is comprised of a defined benefit plan and a defined contribution plan.  The defined benefit plan was closed to new entrants and, effective March 31, 2000, existing active members ceased accruing any further benefits exclusive of adjustments for an inflation factor.  The defined contribution plan is structured whereby the Company contributes an amount equal to a specified percentage of each employee’s contribution up to an annual maximum contribution per participant.

The projected benefit obligation of the U.K. Pension Plan was $83.2 million and $67.6 million at December 31, 2014 and 2013, respectively.  The measurement date used to determine U.K. Pension Plan benefits is December 31.  Effective October 13, 2014, the trustees of the U.K. Pension Plan entered into a “Buy-In” agreement with Pension Insurance Corporation plc, or PIC, to transfer the benefit obligation to PLC for approximately GBP 49.7 million.  The “Buy-In” phase of the U.K. Pension Plan is expected to occur during the second half of 2015, at which point, the obligation will be settled and gain or loss will be recorded.

As of December 31, 2014, 89% of the U.K. Pension Plan portfolio was replaced with an insurance “buy-in” policy, and included 10% pooled bond funds and 1% cash.  As of December 31, 2013, the weighted-average asset allocation of the U.K. Pension Plan was 84% pooled bond funds, 13% pooled equity funds and 3% cash.  An independent trustee committee, appointed by Company management and employees participating in the U.K. Pension Plan meet to assess risk factors, rates of return, and asset allocations prescribed by the committee’s investment policy statement.  In addition, an annual review is conducted to ensure that proper funding levels are maintained so the U.K. Pension Plan can meet its obligations as they become due.

The Company also has retirement and death benefit plans covering employees in Taiwan and certain former employees in Germany.  The Company also has longevity plans covering employees in France.  These plans are not significant, individually or in the aggregate, to the consolidated financial position, results of operations or cash flows.  Information for these plans, along with the U.K. Pension Plan, is included in the tables below.

Certain other foreign subsidiaries maintain benefit plans that are consistent with statutory practices but do not meet the criteria for accounting rules under defined benefit plans under ASC 715-30 Compensation – Retirement Benefits – Defined Benefit Plans - Pensions.  These benefit plans had obligation balances of $4.1 million and $3.8 million as of December 31, 2014 and 2013, respectively and are excluded from Retirements Benefits and from the accompanying tables of pension benefits.

Domestic Defined Benefit Post-Retirement Medical and Dental Plan

The Company sponsors a defined benefit post-retirement medical and dental plan that covers all of its domestic full-time employees, hired prior to April 1, 1997, who retire after age fifty-five, with at least ten to twenty years of service (depending upon the date of hire).

In 2010, the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act were approved in the U.S.  Such Health Care Acts include several provisions that may affect a company’s post-retirement benefit plans.  The Company has evaluated the effects of the Health Care Acts and has concluded that there was no current impact on the Company’s domestic defined benefit post-retirement medical and dental plans.

Eligible employees receive a subsidy from the Company towards the purchase of their retiree medical benefits.  The subsidy level is based on the date of retirement from MacDermid.  The annual increase in the Company’s costs for post-retirement medical benefits is subject to a limit of 5% for those retiring prior to March 31, 1989 and 3% for those retiring after April 1, 1989.  Retirees will be required to contribute to the plan costs in excess of their respective Company limits in addition to their other required contributions.

The projected benefit obligation for the post-retirement plan at December 31, 2014 was comprised of 27% retirees, 40% fully eligible active participants and 33% other active participants.  As described above, the annual increase in healthcare cost to the Company is subject to a defined limit of 2% or 4% for post-retirement medical benefits, based on the date of retirement; therefore, the healthcare trend rate assumption has no effect on the amounts reported.

Domestic Defined Benefit Post-Employment Compensation Plan

The Company sponsors a defined benefit post-employment compensation continuation plan that covers all full-time domestic employees.  Employees who have completed at least six months of service, and become permanently disabled and are unable to return to work, are eligible to receive a benefit under the plan.  The benefit may range from one week to a maximum of six months of compensation.  The estimated ongoing after-tax annual cost is not material to the overall consolidated financial statements. The Company does not expect to make any cash contributions to the post-retirement benefit plan in 2015 or in each of the four years thereafter.

The components of net periodic benefit cost of the pension, SERP and post-employment benefit plans were as follows:

(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
Pension & SERP Benefits:	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Net periodic benefit expense:
Service cost	$—	$0.8	$0.7	$0.1	$3.6	$0.6	$3.6	$0.7
Interest cost on the projected benefit obligation	6.9	3.0	1.2	0.5	5.2	2.5	6.1	3.1
Expected return on plan assets	(9.7)	(3.5)	(1.6)	(0.7)	(6.6)	(4.1)	(7.3)	(4.5)
Amortization of prior service cost	—	—	—	—	0.1	—	0.1	—
Amortization of net loss	—	—	—	—	1.6	0.4	0.6	0.5
Plan curtailments	—	—	(3.0)	—	—	—	—	0.1
Net periodic (benefit) cost	$(2.8)	$0.3	$(2.7)	$(0.1)	$3.9	$(0.6)	$3.1	$(0.1)

(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
Post-retirement Benefits:	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Net periodic benefit expense:
Service cost	$0.1	$—	$—	$—	$0.1	$—	$—	$—
Interest cost on the projected benefit obligation	0.3	—	0.1	—	0.2	—	0.3	—
Amortization of prior service cost	—	—	—	—	(0.1)	—	(0.1)	—
Net periodic cost (benefit)	$0.4	$—	$0.1	$—	$0.2	$—	$0.2	$—

Unrecognized pre-tax actuarial (losses) income recorded in accumulated other comprehensive income were ($21.1) million, $3.5 million, ($30.9) million and ($17.3) million for the year ended December 31, 2014, the Successor 2013 Period, and the Predecessor 2013 and 2012 Periods, respectively. Effective October 13, 2014, the trustees of the U.K. Pension Plan entered into a “Buy-In” agreement with Pension Insurance Corporation plc, or PIC, to transfer the benefit obligation of the U.K. Pension Plan to PLC. As of December 31, 2014, $9.9 million is included in accumulated other comprehensive income related to the U.K. Pension Plan, which is expected to be recognized during the second half of 2015 in connection with the ”Buy-In” agreement.

Key assumptions used to determine the net periodic benefit expense of the pension and post-retirement benefit liabilities are as follows:

	Pension and SERP Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.2%	4.2%	5.1%	4.1%	4.4%	4.2%	5.2%	4.6%
Rate of compensation increase	4.0%	3.4%	4.0%	3.3%	4.0%	3.4%	4.0%	3.4%
Long-term rate of return on assets	7.8%	4.2%	7.8%	4.9%	7.8%	6.5%	7.8%	6.5%

Post-retirement Medical Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.1%	12.4%	5.0%	11.7%	4.4%	10.8%	5.2%	10.8%
Long-term rate of return on assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The following tables summarize changes in plan assets and funded status of the Company’s pension and SERP plans:

	Pension and SERP Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Change in Projected Benefit Obligation:
Beginning of period balance	$137.4	$73.1	$—	$—	$144.3	$75.0	$121.5	$67.6
Acquisitions	—	—	142.0	72.9	—	—	—	—
Service cost	—	0.8	0.7	0.1	3.6	0.6	3.6	0.7
Interest cost	6.9	3.0	1.2	0.5	5.2	2.5	6.1	3.1
Plan curtailment	—	—	(3.0)	0.2	—	—	—	—
Actuarial (gain)/ loss due to assumption change	18.1	20.2	(2.8)	(1.0)	(7.1)	1.6	15.4	3.9
Actuarial (gain)/ loss due to plan experience	(0.6)	1.6	—	(0.2)	(0.6)	(3.2)	1.5	0.5
Benefits and expenses paid	(4.2)	(4.3)	(0.7)	(0.9)	(3.4)	(2.7)	(3.8)	(3.6)
Settlement	—	(0.5)	—	(0.5)	—	—	—	(0.3)
Translation adjustment	—	(5.6)	—	2.0	—	(0.9)	—	3.1
End of period balance	$157.6	$88.3	$137.4	$73.1	$142.0	$72.9	$144.3	$75.0

	Pension and SERP Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Change in Fair Value of Plan Assets:
Beginning of period balance	$127.0	$88.1	$—	$—	$102.6	$79.6	$91.0	$68.1
Acquisitions	—	—	123.3	86.8	—	—	—	—
Actual return on plan assets, net of expenses	11.2	16.0	4.4	(2.5)	21.7	7.4	9.4	6.6
Employer contributions	—	0.2	—	2.5	2.3	2.7	6.0	5.1
Benefits paid	(4.2)	(3.5)	(0.7)	(0.7)	(3.3)	(2.2)	(3.8)	(3.2)
Settlement	—	(0.5)	—	(0.6)	—	—	—	(0.3)
Translation adjustment	—	(5.8)	—	2.6	—	(0.7)		3.3
End of period balance	$134.0	$94.5	$127.0	$88.1	$123.3	$86.8	$102.6	$79.6
Funded status of plan	$(23.6)	$6.2	$(10.4)	$15.0	$(18.8)	$13.9	$(41.7)	$4.6

The accumulated benefit obligation for all defined benefit pension plans was $231.5 million and $191.8 million at December 31, 2014 and 2013, respectively.

The following table summarizes changes in the Company’s post-retirement medical benefit obligations:

	Post-retirement Medical Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Change in Accumulated Post-retirement Benefit:
Beginning of period balance	$6.8	$0.3	$—	$—	$6.9	$0.4	$6.0	$—
Acquisitions	—	—	6.7	0.3	—	—	—	—
Service cost	0.1	—	—	—	—	—	0.1	—
Interest cost	0.3	—	0.1	—	0.2	—	0.3	—
Employee contributions	—	—	—	—	0.2	—	0.3	—
Actuarial loss/(gain) due to assumption change	0.5	—	0.1	—	(0.1)	(0.1)	0.6	—
Actuarial loss/(gain) due to plan experience	—	—	—	—	(0.1)	—	0.2	—
Other	—	—	—	—	—	—	—	0.4
Benefits and expenses paid	(0.3)	—	(0.1)	—	(0.5)	—	(0.6)	—
End of period balance	$7.4	$0.3	$6.8	$0.3	$6.6	$0.3	$6.9	$0.4

	Post-retirement Medical Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Change in Fair Value of Plan Assets:
Beginning of period balance	$—	$—	$—	$—	$—	$—	$—	$—
Employer contributions	0.3	—	0.1	—	0.3	—	0.3	—
Employee contributions	—	—	—	—	0.2	—	0.3	—
Benefits paid	(0.3)	—	(0.1)	—	(0.5)	—	(0.6)	—
End of period balance	—	—	—	—	—	—	—	—
Funded status of plan	$(7.4)	$(0.3)	$(6.8)	$(0.3)	$(6.6)	$(0.3)	$(6.9)	$(0.4)

Amounts included in the Consolidated Balance Sheets consist of the following:

(amounts in millions)	December 31, 2014	December 31, 2013
Prepaid pension assets
Foreign pension	$10.2	$19.1
Total long term assets	10.2	19.1
Other current liabilities
Domestic pension	0.4	—
Total current liabilities	0.4	—
Retirement benefits, less current portion
Domestic pension & SERP	23.2	10.4
Foreign pensions	4.0	4.0
Domestic post-retirement medical benefits	7.4	6.8
Foreign post-retirement medical benefits	0.3	0.2
Total non-current liabilities	$34.9	$21.4

Key assumptions used to determine the benefit obligations in the actuarial valuations of the pension and post-retirement benefit liabilities are as follows:

	Pension and SERP Benefits
(amounts in millions)	December 31, 2014		December 31, 2013
	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	4.2%	2.5%	5.2%	4.2%
Rate of compensation increase	3.5%	2.9%	4.0%	3.3%

	Post-retirement Medical Benefits
(amounts in millions)	December 31, 2014		December 31, 2013
	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	4.2%	12.5%	5.1%	12.4%

Amounts recognized in Accumulated Other Comprehensive Income (Loss) consist of the following:

	Pension and SERP Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Net actuarial gain (loss)	$(10.4)	$(10.1)	$5.7	$(2.1)	$10.5	$10.8	$(35.0)	$(16.9)
Prior service credits (costs)	—	—	—	—	0.6	—	(0.7)	—
	$(10.4)	$(10.1)	$5.7	$(2.1)	$11.1	$10.8	$(35.7)	$(16.9)

	Post-retirement Medical Benefits
(amounts in millions)	For the year ended December 31, 2014		For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012
	(Successor)		(Successor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Net actuarial (loss) gain	$(0.6)	$—	$(0.1)	$—	$0.1	$(0.1)	$0.3	$—
Prior service (costs) credits	—	—	—	—	(0.5)	0.3	(0.6)	0.4
	$(0.6)	$—	$(0.1)	$—	$(0.4)	$0.2	$(0.3)	$0.4

The major categories of assets in the Company’s various defined benefit pension plans as of December 31, 2014 and 2013 are presented in the following tables. Assets are segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (see Note 11 - Fair Value Measurements). The Company’s domestic and foreign post-retirement plans are unfunded.

		Fair Value Measurements Using
(amounts in millions)	December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset Category
Domestic equities	$28.9	$28.9	$—	$—
Pooled funds holding global fixed income securities	9.2	—	9.2	—
Mutual funds holding U.S. Treasury Securities	11.8	11.8	—	—
Mutual funds holding domestic securities	4.8	4.8	—	—
Limited partnership interests(a)	77.1	—	77.1	—
Designated benefit fund(b)	1.1	—	1.1	—
Insurance "Buy-In" Policy (c)	83.2	—	—	83.2
Cash and cash equivalents	12.4	12.4	—	—
Total	$228.5	$57.9	$87.4	$83.2

		Fair Value Measurements Using
(amounts in millions)	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset Category
Domestic equities	$23.2	$23.2		$—
Pooled funds holding global equity securities	10.9	—	10.9	—
Pooled funds holding global fixed income securities	72.8	—	72.8	—
Mutual funds holding U.S. Treasury Securities	11.8	11.8	—	—
Mutual funds holding domestic securities	4.2	4.2	—	—
Limited partnership interests(a)	82.4	—	82.4	—
Designated benefit fund(b)	1.5	—	1.5	—
Cash and cash equivalents	8.4	8.4	—	—
Total	$215.2	$47.6	$167.6	$—

(a)	This category represents limited partner investments with general partners that invest in equity securities.

(b)	This category includes assets held in a fund with the Bank of Taiwan as prescribed by the Taiwan government in accordance with local statutory rules.

(c)	This category represents assets in the U.K Pension Plan invested in insurance contract with PIC in connection with “Buy-In” of U.K Pension Plan.

The Company’s retirement plan assets are reported at fair value. Level 1 assets include investments in publicly traded equity securities and mutual funds. These securities are actively traded and valued using quoted prices for identical securities from the market exchanges. Level 2 assets consist of global fixed-income securities, limited partnership interests and commingled funds that are not actively traded or whose underlying investments are valued using observable marketplace inputs. The fair value of plan assets invested in fixed-income securities is generally determined using market approach pricing methodology, where observable prices are obtained by market transactions involving identical or comparable securities of issuers with similar credit ratings. Plan assets that are invested in limited partnership interests and commingled funds are valued using a unit price or net asset value (NAV) that is based on the underlying fair value of investments of the fund. During the Successor 2013 Period, Level 3 assets included investments in pooled funds holding real estate in the United Kingdom which were valued using discounted cash flow models which considered long-term lease estimates, future rental receipts and estimated residual values. Those assets were sold during the Successor 2013 Period.

As of December 31, 2014, expected future benefit payments related to the Company’s defined benefit plans were as follows (amounts in millions):

Year End	Domestic	Foreign	Post-retirement Benefits	Total
2015	$8.5	$3.3	$0.4	$12.2
2016	7.3	0.3	0.4	8.0
2017	6.7	0.3	0.4	7.4
2018	6.6	0.4	0.4	7.4
2019	7.0	0.4	0.4	7.8
Subsequent five years	40.2	2.0	2.2	44.4
Total	$76.3	$6.7	$4.2	$87.2